Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance
The following Pay versus
Performance
table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

Year 1	Summary Compensation Table Total for PEO 2 ($)	Compensation Actually Paid to PEO 3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 2 ($)	Average Compensation Actually Paid to Non-PEO NEOs 3 ($)	Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ millions)	Revenue 6 ($ millions)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return 5 ($)

2022	21,957,922	(87,002,457)	10,367,818	(13,358,744)	66	108	2,419	27,518

2021	32,070,353	13,504,312	14,799,891	10,020,976	174	164	4,169	25,371

2020	23,362,072	191,128,954	9,184,457	50,894,687	217	152	4,202	21,454

1	Mr. Schulman served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020. The Company’s other NEOs for the applicable years were as follows:
•	2022: Messrs. Jorgensen, Rainey, Britto, Auerbach and Karczmer, and Mses. Rabinovitch and Alford.
•	2021: Messrs. Rainey, Britto and Auerbach and Ms. Louise Pentland.
•	2020: Messrs. Rainey and Karczmer and Mses. Alford and Pentland.
2
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Schulman and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for that applicable year, other than Mr. Schulman, respectively.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Schulman and for the average of the other NEOs is set forth following the footnotes to this table.

4	Pursuant to SEC rules, the comparison assumes $100 was invested on December 31, 2019. Historical stock price performance is not necessarily indicative of future stock price performance.
5	The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index.
6
As noted in the CD&A, for 2022, the Compensation Committee determined that revenue continued to be key financial metric for the Company’s performance and success and driver of stockholder value creation. By using revenue, together with the other performance goals used in our incentive programs, the Compensation Committee believes that the program reflects an appropriate balance with respect to incentivizing top-line
growth, profitability and cash flow generation. Revenue is as reported in the Company’s 2022 Annual Report on Form
10-K.
The Company designates Revenue as the Company-Selected Measure for 2022.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total 1 ($)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year 2 ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year 3 ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years 4 ($)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year 5 ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year 6 ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year 7 ($)	Equals Compensation Actually Paid($)
Mr. Schulman

2022	21,957,922	(20,182,730)	6,295,563	(61,560,303)	-	(33,512,909)	-	(87,002,457)

2021	32,070,353	(29,920,381)	25,010,046	(30,072,494)	-	16,416,789	-	13,504,312

2020	23,362,072	(20,957,193)	61,706,781	126,774,395	-	242,899	-	191,128,954

Other NEOs (Average) 8

2022	10,367,818	(8,894,035)	3,444,983	(8,905,483)	-	(5,839,653)	(3,532,373)	(13,358,744)

2021	14,799,891	(13,803,096)	10,435,216	(6,428,838)	-	5,017,803	-	10,020,976

2020	9,184,457	(7,819,391)	22,989,423	26,461,003	-	79,195	-	50,894,687

1	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
2	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
3
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

5
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]

1	Mr. Schulman served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020. The Company’s other NEOs for the applicable years were as follows:
•	2022: Messrs. Jorgensen, Rainey, Britto, Auerbach and Karczmer, and Mses. Rabinovitch and Alford.
•	2021: Messrs. Rainey, Britto and Auerbach and Ms. Louise Pentland.
•	2020: Messrs. Rainey and Karczmer and Mses. Alford and Pentland.

Peer Group Issuers, Footnote [Text Block]	The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index
PEO Total Compensation Amount	$ 21,957,922	$ 32,070,353	$ 23,362,072
PEO Actually Paid Compensation Amount	$ (87,002,457)	13,504,312	191,128,954
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total 1 ($)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year 2 ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year 3 ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years 4 ($)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year 5 ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year 6 ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year 7 ($)	Equals Compensation Actually Paid($)
Mr. Schulman

2022	21,957,922	(20,182,730)	6,295,563	(61,560,303)	-	(33,512,909)	-	(87,002,457)

2021	32,070,353	(29,920,381)	25,010,046	(30,072,494)	-	16,416,789	-	13,504,312

2020	23,362,072	(20,957,193)	61,706,781	126,774,395	-	242,899	-	191,128,954

Other NEOs (Average) 8

2022	10,367,818	(8,894,035)	3,444,983	(8,905,483)	-	(5,839,653)	(3,532,373)	(13,358,744)

2021	14,799,891	(13,803,096)	10,435,216	(6,428,838)	-	5,017,803	-	10,020,976

2020	9,184,457	(7,819,391)	22,989,423	26,461,003	-	79,195	-	50,894,687

1	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
2	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
3
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

5
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 10,367,818	14,799,891	9,184,457
Non-PEO NEO Average Compensation Actually Paid Amount	$ (13,358,744)	10,020,976	50,894,687
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total 1 ($)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year 2 ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year 3 ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years 4 ($)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year 5 ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year 6 ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year 7 ($)	Equals Compensation Actually Paid($)
Mr. Schulman

2022	21,957,922	(20,182,730)	6,295,563	(61,560,303)	-	(33,512,909)	-	(87,002,457)

2021	32,070,353	(29,920,381)	25,010,046	(30,072,494)	-	16,416,789	-	13,504,312

2020	23,362,072	(20,957,193)	61,706,781	126,774,395	-	242,899	-	191,128,954

Other NEOs (Average) 8

2022	10,367,818	(8,894,035)	3,444,983	(8,905,483)	-	(5,839,653)	(3,532,373)	(13,358,744)

2021	14,799,891	(13,803,096)	10,435,216	(6,428,838)	-	5,017,803	-	10,020,976

2020	9,184,457	(7,819,391)	22,989,423	26,461,003	-	79,195	-	50,894,687

1	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
2	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
3
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

5
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures which, in our assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022: revenue, non-GAAP
operating margin, free cash flow and stock price. See the CD&A for a further description of the metrics used in the Company’s executive compensation program.

Total Shareholder Return Amount	$ 66	174	217
Peer Group Total Shareholder Return Amount	108	164	152
Net Income (Loss)	$ 2,419,000,000	$ 4,169,000,000	$ 4,202,000,000
Company Selected Measure Amount	27,518,000,000	25,371,000,000	21,454,000,000
PEO Name	Mr. Schulman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	non-GAAP operating margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	stock price
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (20,182,730)	$ (29,920,381)	$ (20,957,193)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,295,563	25,010,046	61,706,781
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,560,303)	(30,072,494)	126,774,395
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,512,909)	16,416,789	242,899
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,894,035)	(13,803,096)	(7,819,391)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,444,983	10,435,216	22,989,423
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,905,483)	(6,428,838)	26,461,003
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,839,653)	5,017,803	79,195
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,532,373)	$ 0	$ 0